Sale of Vila Nova (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Disclosure of Composition of Assets and Liabilities in Disposal Group
As at December 31, 2019, the disposal group was stated at fair value less costs to sell and comprised the following assets and liabilities.

December 31, 2019

Cash	$67
Accounts receivable and other	714
Property, plant and equipment and iron ore inventory	11,690
Assets held for sale	$12,471

Accounts payable and accrued liabilities	$24
Asset retirement obligations	4,233
Liabilities associated with assets held for sale	$4,257